Statement to Securityholder
Ally Auto Receivables Trust 2015-1

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2015-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	7/22/2015

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2015-1

5. Collateral Summary	Collection Period, Begin:	9/1/2018
	Collection Period, End:	9/30/2018
6. Charge-Off and Delinquency Rates	Determination Date:	10/10/2018
	Distribution Date:	10/15/2018
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Statement to Securityholder
Ally Auto Receivables Trust 2015-1
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Through Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02006YAA3	235,000,000.00	0.00	0.39000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02006YAB1	314,000,000.00	0.00	0.92000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02006YAC9	314,000,000.00	0.00	1.39000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-4	02006YAD7	102,420,000.00	76,593,459.83	1.75000000	10,500,931.72	111,698.80	N/A	10,612,630.52	0.00	0.00	66,092,528.11
B	02006YAE5	21,480,000.00	21,480,000.00	2.01000000	0.00	35,979.00	N/A	35,979.00	0.00	0.00	21,480,000.00
C	02006YAF2	17,690,000.00	17,690,000.00	2.26000000	0.00	33,316.17	N/A	33,316.17	0.00	0.00	17,690,000.00
D	02006YAG0	13,500,000.00	13,500,000.00	2.95000000	0.00	33,187.50	N/A	33,187.50	0.00	0.00	13,500,000.00
Certificates	02006Y105/U0201W103	N/A	N/A	N/A	N/A	N/A	41,588.41	41,588.41	N/A	N/A	N/A
	Deal Totals	1,018,090,000.00	129,263,459.83		10,500,931.72	214,181.47	41,588.41	10,756,701.60	0.00	0.00	118,762,528.11

Statement to Securityholder
Ally Auto Receivables Trust 2015-1
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	747.83694425	102.52813630	1.09059559	103.61873189	0.00000000	645.30880795
B	1,000.00000000	0.00000000	1.67500000	1.67500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.88333352	1.88333352	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.45833333	2.45833333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	126.96663343
Ending Aggregate Note Pool Factor:	116.65228822

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
Ally Auto Receivables Trust 2015-1
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	9/17/2018	10/14/2018	Actual/360	N/A	N/A	0.39000000	0.39000000	0.00
A-2	0.00	9/17/2018	10/14/2018	30/360	N/A	N/A	0.92000000	0.92000000	0.00
A-3	0.00	9/17/2018	10/14/2018	30/360	N/A	N/A	1.39000000	1.39000000	0.00
A-4	76,593,459.83	9/17/2018	10/14/2018	30/360	N/A	N/A	1.75000000	1.75000000	111,698.80
B	21,480,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.01000000	2.01000000	35,979.00
C	17,690,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.26000000	2.26000000	33,316.17
D	13,500,000.00	9/17/2018	10/14/2018	30/360	N/A	N/A	2.95000000	2.95000000	33,187.50

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	111,698.80	0.00	111,698.80	0.00
B	0.00	35,979.00	0.00	35,979.00	0.00
C	0.00	33,316.17	0.00	33,316.17	0.00
D	0.00	33,187.50	0.00	33,187.50	0.00
Deal Totals	0.00	214,181.47	0.00	214,181.47	0.00

Statement to Securityholder
 Ally Auto Receivables Trust 2015-1
4. Collections and Distributions

Collections
Receipts During the Period	10,692,249.59
Administrative Purchase Payments	19,644.10
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	165,703.07
Other Fees or Expenses Paid	0.00
Total Collections	10,877,596.76

Beginning Reserve Account Balance	2,556,736.10
Total Available Amount	13,434,332.86

Distributions
Total Available Amount	13,434,332.86
Basic Servicing Fee	119,395.16
Aggregate Class A Interest Distributable Amount	111,698.80
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	35,979.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	33,316.17
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distribution Amount	33,187.50
Fourth Priority Principal Distribution Amount	0.00
Reserve Account Deposit	2,556,736.10
Noteholders' Regular Principal Distributable Amount	10,500,931.72
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	41,588.41

Supplemental Servicing Fees	36,842.76
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	6,600.00

Statement to Securityholder
Ally Auto Receivables Trust 2015-1
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	52,991	20,578	19,764
	Aggregate Receivables Principal Balance	1,022,694,439.04	142,558,487.54	132,057,555.82
	Aggregate Amount Financed	1,035,896,144.85	143,274,193.60	132,696,873.81
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.
B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	3.80000000	4.07052936	4.08408364	66.19	68.42	68.53	52.96	21.54	20.87

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.33%	1.26%	1.26%	1.24%	1.15%	1.19%	1.08%	1.26%	1.33%	1.25%	1.30%	1.30%	1.20%	1.40%	1.24%	1.21%	1.10%	1.17%	1.24%	1.12%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.37%	1.06%	1.22%	1.19%	1.20%	1.25%	1.08%	1.21%	1.10%	1.04%	1.22%	0.99%	1.22%	1.13%	1.14%	1.08%	1.11%	1.09%	0.92%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2015-1
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	137,985,533.71	22	137,590.79	6,254.13	1.1966%	19,764	66	0.3339%
Preceding	149,258,988.89	15	22,756.41	1,517.09	0.1830%	20,578	62	0.3013%
Next Preceding	161,573,380.86	20	49,625.35	2,481.27	0.3686%	21,547	60	0.2785%
Third Preceding	174,395,058.95	17	122,157.46	7,185.73	0.8406%	Three Month Average		0.3046%
Four Month Average					0.6472%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,035,896,144.85	4,395,679.50	0.4243%	31 - 60 days	262	2,243,595.89	1.6908%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	55	495,340.63	0.3733%
Trust 2015-1 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	11	79,282.71	0.0597%
				>120 Days	0	0.00	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		206	1,569,926.22
				Current Period		12	109,857.24
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]		14	36,902.29
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status and charge-offs on prior period bankruptcies.				Ending Inventory		204	1,642,881.17

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,556,736.10	2,556,736.10	0.00	0.00	0.00	2,556,736.10	2,556,736.10

Statement to Securityholder
Ally Auto Receivables Trust 2015-1
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,604,439.04
Current Overcollateralization	13,295,027.71
Overcollateralization Target	13,295,027.71
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2015-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2015-1 will perform in the future.